RECOVERABLE TAXES - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
RECOVERABLE TAXES
IRPJ/CSLL - prepayments and withheld taxes	R$ 227,464	R$ 464,188
PIS and COFINS - on acquisitions of property, plant and equipment	187,126	93,866
PIS and COFINS - operations	789,667	699,717
PIS/COFINS - exclusion from ICMS	405,407	443,210
ICMS - on acquisitions of property, plant and equipment	471,825	432,793
ICMS - operations	1,654,162	1,470,949
Reintegra program	70,610	64,077
Other taxes and contributions	64,444	45,821
Provision for loss of ICMS credits	(1,581,961)	(1,452,435)	R$ (1,103,807)
Tax Assets	2,288,744	2,262,186
Current assets	1,109,619	888,539
Non-current assets	R$ 1,179,125	R$ 1,373,647